SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Principal Amount		$ 3,130,000	$ 3,135,000
Barry Swenson [Member]
Principal Amount	[1],[2],[3]	$ 500,000	500,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Dec. 31, 2017
Maturity Date	[1],[2],[3]	Dec. 31, 2025
Don H. Adair or Joanne Adair [Member]
Principal Amount	[1],[4],[5],[6]	$ 125,000	125,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Joseph Swinford or Danielle Swinford [Member]
Principal Amount	[1],[4],[5],[6]	$ 50,000	50,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Brandon Swain or Sierra Swain [Member]
Principal Amount	[1],[4],[5],[6]	$ 50,000	50,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Scott Collins or Kendra Collins [Member]
Principal Amount	[1],[4],[5],[6]	$ 12,500	12,500
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Carl Collins or Ellen Collins [Member]
Principal Amount	[1],[4],[5]	$ 12,500	12,500
Interest Rate	[1],[4],[5]	8.50%
Note Date	[1],[4],[5]	Feb. 15, 2017
Maturity Date	[1],[4],[5]	Feb. 15, 2026
Jim Hammerel [Member]
Principal Amount	[1],[2],[3]		5,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Sep. 21, 2017
Maturity Date	[1],[2],[3]	Sep. 21, 2024
Bret Renaud [Member]
Principal Amount	[1],[2],[3],[7]	$ 5,000	5,000
Interest Rate	[1],[2],[3],[7]	8.50%
Note Date	[1],[2],[3],[7]	Oct. 14, 2017
Maturity Date	[1],[2],[3],[7]	Oct. 14, 2024
James Hardy [Member]
Principal Amount	[1],[2],[4]	$ 7,000	7,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Rick Ward [Member]
Principal Amount	[1],[2],[4]	$ 15,000	15,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Robert & Joan Sweetman [Member]
Principal Amount	[1],[2],[4]	$ 10,000	10,000
Interest Rate	[1],[2],[4]	8.00%
Note Date	[1],[2],[4]	Jul. 01, 2018
Maturity Date	[1],[2],[4]	Jul. 01, 2025
Michael Swenson [Member]
Principal Amount	[1],[2],[4]	$ 10,000	10,000
Interest Rate	[1],[2],[4]	8.00%
Note Date	[1],[2],[4]	Jul. 01, 2018
Maturity Date	[1],[2],[4]	Jul. 01, 2025
Connie Sun [Member]
Principal Amount	[1],[2],[4]	$ 3,000	3,000
Interest Rate	[1],[2],[4]	8.00%
Note Date	[1],[2],[4]	Jul. 01, 2018
Maturity Date	[1],[2],[4]	Jul. 01, 2025
Elizabeth Enoch [Member]
Principal Amount	[1],[2],[4]	$ 10,000	10,000
Interest Rate	[1],[2],[4]	8.00%
Note Date	[1],[2],[4]	Aug. 01, 2018
Maturity Date	[1],[2],[4]	Jul. 01, 2025
William C. Stanton and Carol Stanton [Member]
Principal Amount	[1],[2],[4]	$ 3,000	3,000
Interest Rate	[1],[2],[4]	8.00%
Note Date	[1],[2],[4]	Jul. 01, 2018
Maturity Date	[1],[2],[4]	Jul. 01, 2025
Yin Yin Silver Limited [Member]
Principal Amount	[1],[2],[3]	$ 500,000	500,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Aug. 04, 2015
Maturity Date	[1],[2],[3]	Dec. 27, 2027
Yin Yin Silver Limited One [Member]
Principal Amount	[1],[2],[3]	$ 500,000	500,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Oct. 28, 2016
Maturity Date	[1],[2],[3]	Oct. 28, 2026
Yin Yin Silver Limited Two [Member]
Principal Amount	[1],[2],[3]	$ 250,000	250,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Dec. 27, 2017
Maturity Date	[1],[2],[3]	Apr. 08, 2025
Elatam Group Ltd [Member]
Principal Amount	[1],[2],[4]	$ 67,000	67,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Acepac Holdings [Member]
Principal Amount	[1],[4],[8]	$ 1,000,000	$ 1,000,000
Interest Rate	[1],[4],[8]	7.50%
Note Date	[1],[4],[8]	Aug. 24, 2021
Maturity Date	[1],[4],[8]	May 31, 2028

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	Interest paid in cash on 6/30 and 12/31.
[5]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[6]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[7]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[8]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.